NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (TABLES)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of long-term debt instruments
The following notes payable were direct corporate obligations of the Company as of December 31, 2014 and 2013 (dollars in millions):

	2014	2013
Senior Secured Credit Agreement (as defined below)	$522.1	$581.5
6.375% Senior Secured Notes due October 2020 (the "6.375% Notes")	275.0	275.0
7.0% Debentures	—	3.5
Unamortized discount on Senior Secured Credit Agreement	(2.7)	(3.6)
Direct corporate obligations	$794.4	$856.4

Sources and uses of recapitalization transactions
The following table sets forth the sources and uses of cash from the recapitalization transactions (dollars in millions):

Sources:
Senior Secured Credit Agreement	$669.5
Issuance of 6.375% Notes	275.0
Total sources	$944.5

Uses:
Cash on hand for general corporate purposes	$13.7
Repurchase of $200 million principal amount of 7.0% Debentures pursuant to Debenture Repurchase Agreement	355.1
Repayment of a previous senior secured credit agreement	223.8
Repayment of $275.0 million principal amount of 9.0% Notes, including redemption premium	322.7
Debt issuance costs	23.1
Accrued interest	6.1
Total uses	$944.5

Schedule of maturities of long-term debt
The scheduled repayment of our direct corporate obligations was as follows at December 31, 2014 (dollars in millions):

Year ending December 31,
2015	$79.2
2016	60.5
2017	4.3
2018	378.1
2019	—
Thereafter	275.0
$797.1